Liquidity, Going Concern and Management Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Liquidity Going Concern And Managements Plan [Abstract]
Liquidity, Going Concern and Management Plans
2. LIQUIDITY, GOING CONCERN AND MANAGEMENT PLANS
The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred recurring net losses and operations have not provided cash flows. In view of these matters, there is substantial doubt about our ability to continue as a going concern. The Company intends to finance its future development activities and its working capital needs largely through a business combination, the sale of equity securities and funding from other sources, including term notes until such time as funds provided by operations are sufficient to fund working capital requirements. The consolidated financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.
As of June 30, 2022, the Company had cash and cash equivalents of $1.7 million and working capital of $4.4 million but has had recurring net losses and not expected to have continued support from BitNile to fund operating expenses.
The Company believes its current cash on hand together with funds advanced by the parent are sufficient to meet its operating and capital requirements for at least the next twelve months from the date these financial statements are issued.

2. LIQUIDITY, GOING CONCERN AND MANAGEMENT PLANS
As of December 31, 2021, the Company had cash and cash equivalents of $1.6 million and working capital of $5.8 million. Currently, Gresham is dependent on BitNile for its continued support to fund its operations, without which Gresham would need to cease or curtail such operations. BitNile is committed to provide Gresham such funding as may be necessary to permit Gresham to fund its operations, while GWW is a wholly owned subsidiary of BitNile.
The Company believes its current cash on hand together with funds advanced by the parent are sufficient to meet its operating and capital requirements for at least the next twelve months from the date these financial statements are issued.